Others - Financial instruments, schedule of significant financial assets and liabilities denominated in foreign currencies (Details)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 JPY (¥)
Financial instruments
Currency Amount, Assets		$ 6,992
Currency Amount, Liabilities	$ 11,702	10,406
Foreign exchange gains (losses)	(89)	34	$ 1,303
Foreign exchange risk | USD:JPY
Financial instruments
Currency Amount, Liabilities	$ 100	$ 168				¥ 15,622				¥ 23,754
Exchange rate	156.22	141.39		156.22	156.22	156.22	156.22	141.39	141.39	141.39
Degree of Variation, Liabilities	1.00%	1.00%
Effect on profit or loss, Liabilities	$ 1	$ 2
Foreign exchange risk | NTD:USD
Financial instruments
Currency Amount, Assets	$ 3,159	$ 2,579		$ 103,569				$ 79,097
Exchange rate	0.0305	0.0326		0.0305	0.0305	0.0305	0.0305	0.0326	0.0326	0.0326
Degree of Variation, Assets	1.00%	1.00%
Effect on profit or loss, Assets	$ 32	$ 26
Foreign exchange risk | EUR:USD
Financial instruments
Currency Amount, Assets	310	735			€ 298				€ 664
Currency Amount, Liabilities	$ 205	$ 153			€ 197				€ 138
Exchange rate	1.0411	1.1064		1.0411	1.0411	1.0411	1.0411	1.1064	1.1064	1.1064
Degree of Variation, Assets	1.00%	1.00%
Degree of Variation, Liabilities	1.00%	1.00%
Effect on profit or loss, Assets	$ 3	$ 7
Effect on profit or loss, Liabilities	2	2
Foreign exchange risk | JPY:USD
Financial instruments
Currency Amount, Assets	$ 1,291	$ 2,252				¥ 201,668				¥ 317,217
Exchange rate	0.0064	0.0071		0.0064	0.0064	0.0064	0.0064	0.0071	0.0071	0.0071
Degree of Variation, Assets	1.00%	1.00%
Effect on profit or loss, Assets	$ 13	$ 23
Foreign exchange risk | USD:CNY
Financial instruments
Currency Amount, Assets	$ 320						¥ 2,343
Exchange rate	7.3225			7.3225	7.3225	7.3225	7.3225
Degree of Variation, Assets	1.00%
Effect on profit or loss, Assets	$ 3